Intangible assets - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
General and administration expense
Disclosure of detailed information about intangible assets [line items]
Amortization expense	$ 33,932	$ 31,609